UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3105

                      OPPENHEIMER CAPITAL APPRECIATION FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: AUGUST

                      Date of reporting period: 05/31/2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.0%
------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.0%
------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.5%
Toyota Motor Corp.                                                          725,150     $   38,878,618
------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.4%
Apollo Group, Inc., Cl. A 1                                                 599,900         31,380,769
------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.8%
Carnival Corp.                                                              975,000         38,912,250
------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp. 1                                                     608,200         42,945,002
------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                         1,553,700         55,389,405
                                                                                        --------------
                                                                                           137,246,657
------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Harman International Industries, Inc.                                       138,500         11,735,105
------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. 1                                                       756,900         21,389,994
                                                                                        --------------
                                                                                            33,125,099
------------------------------------------------------------------------------------------------------
MEDIA--1.5%
Comcast Corp., Cl. A Special, Non-Vtg. 1                                  2,039,825         65,274,400
------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., Cl. A 1                                3,786,800         54,605,656
                                                                                        --------------
                                                                                           119,880,056
------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--2.2%
J.C. Penney Co., Inc. (Holding Co.)                                       1,085,700         65,967,132
------------------------------------------------------------------------------------------------------
Kohl's Corp. 1                                                            1,069,500         57,421,455
------------------------------------------------------------------------------------------------------
Target Corp.                                                                913,080         44,667,874
                                                                                        --------------
                                                                                           168,056,461
------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--4.7%
Best Buy Co., Inc.                                                        1,296,700         68,725,100
------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                         1,620,000        100,893,600
------------------------------------------------------------------------------------------------------
Michaels Stores, Inc.                                                     1,514,600         58,872,502
------------------------------------------------------------------------------------------------------
Staples, Inc.                                                             3,958,200         92,978,118
------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                                  2,340,000         43,453,800
                                                                                        --------------
                                                                                           364,923,120
------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Polo Ralph Lauren Corp.                                                     652,000         36,838,000
------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.5%
------------------------------------------------------------------------------------------------------
BEVERAGES--1.0%
PepsiCo, Inc.                                                             1,347,610         81,476,501
------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
CVS Corp.                                                                 2,761,400         77,043,060
------------------------------------------------------------------------------------------------------
Sysco Corp.                                                               1,567,600         47,937,208
                                                                                        --------------
                                                                                           124,980,268
------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.2%
Cadbury Schweppes plc                                                     7,209,570         68,964,973
------------------------------------------------------------------------------------------------------
Nestle SA                                                                   333,257         99,412,350
                                                                                        --------------
                                                                                           168,377,323
------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.7%
Procter & Gamble Co. (The)                                                2,286,500        124,042,625


1                       |                  OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS CONTINUED
Reckitt Benckiser plc                                                     2,244,940     $   82,497,515
                                                                                        --------------
                                                                                           206,540,140
------------------------------------------------------------------------------------------------------
ENERGY--7.1%
------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.8%
Halliburton Co.                                                           1,036,200         77,290,158
------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                         1,653,000        108,387,210
------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                 2,107,300         86,315,008
------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                        1,215,100         98,872,687
                                                                                        --------------
                                                                                           370,865,063
------------------------------------------------------------------------------------------------------
OIL & GAS--2.3%
Apache Corp.                                                                510,000         33,088,800
------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                         526,900         34,596,254
------------------------------------------------------------------------------------------------------
Kinder Morgan Management LLC                                              1,001,055         43,515,861
------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                  700,600         69,422,454
                                                                                        --------------
                                                                                           180,623,369
------------------------------------------------------------------------------------------------------
FINANCIALS--10.1%
------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--4.5%
Franklin Resources, Inc.                                                    501,700         45,127,915
------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                             699,300        105,559,335
------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                            671,600         64,426,588
------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                              432,000         28,775,520
------------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                                1,854,900         36,617,266
------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                        871,100         48,711,912
------------------------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                                   266,600         21,088,060
                                                                                        --------------
                                                                                           350,306,596
------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.4%
Bank of America Corp.                                                       707,100         34,223,640
------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                                           217,000         95,762,100
------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                           1,045,841         51,559,961
                                                                                        --------------
                                                                                           181,545,701
------------------------------------------------------------------------------------------------------
INSURANCE--3.2%
American International Group, Inc.                                        1,805,200        109,756,160
------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                               642,600         56,510,244
------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                1,080,700         82,295,305
                                                                                        --------------
                                                                                           248,561,709
------------------------------------------------------------------------------------------------------
HEALTH CARE--17.6%
------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--5.1%
Amgen, Inc. 1                                                             1,858,200        125,595,738
------------------------------------------------------------------------------------------------------
Celgene Corp. 1                                                             598,800         24,820,260
------------------------------------------------------------------------------------------------------
Cephalon, Inc. 1                                                            209,400         12,505,368
------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                           702,500         58,279,400
------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                                        1,158,400         68,924,800
------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                     544,900         31,239,117
------------------------------------------------------------------------------------------------------
MedImmune, Inc. 1                                                         1,198,000         38,120,360


2                       |                  OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY CONTINUED
PDL BioPharma, Inc. 1                                                     1,613,300     $   32,669,325
                                                                                        --------------
                                                                                           392,154,368
------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.9%
Alcon, Inc.                                                                 255,400         27,603,632
------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc. 1                                   1,060,200         78,719,850
------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                           1,780,495         89,897,193
------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc. 1                                                  1,725,500         58,839,550
------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                              933,700         43,790,530
                                                                                        --------------
                                                                                           298,850,755
------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.5%
Caremark Rx, Inc. 1                                                       1,422,400         68,232,528
------------------------------------------------------------------------------------------------------
Covance, Inc. 1                                                             773,800         45,708,366
------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                   1,552,900         86,558,646
------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                  1,656,600         72,824,136
                                                                                        --------------
                                                                                           273,323,676
------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.1%
Novartis AG                                                               2,238,675        124,100,362
------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                           611,576         95,208,212
------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                           443,505         41,798,812
------------------------------------------------------------------------------------------------------
Sepracor, Inc. 1                                                            603,800         31,258,726
------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                         944,000         17,125,249
------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                        2,465,250         89,759,753
                                                                                        --------------
                                                                                           399,251,114
------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.7%
------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.8%
Empresa Brasileira de Aeronautica SA, ADR                                 2,005,800         67,094,010
------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                    1,071,000         68,158,440
------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                     1,080,900         78,354,441
------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                 1,299,400         81,238,488
                                                                                        --------------
                                                                                           294,845,379
------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
Expeditors International of Washington, Inc.                                322,406         31,740,871
------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.3%
ChoicePoint, Inc. 1                                                         727,000         32,358,770
------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                               693,142         70,506,404
                                                                                        --------------
                                                                                           102,865,174
------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.0%
General Electric Co.                                                      4,503,000        154,272,780
------------------------------------------------------------------------------------------------------
MACHINERY--0.9%
Danaher Corp.                                                             1,072,600         68,764,386
------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
Fastenal Co.                                                                584,100         25,116,300
------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--30.6%
------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--7.4%
Cisco Systems, Inc. 1                                                    12,692,840        249,795,091


3                       |                  OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                           2,675,400     $   64,878,450
------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                                                         691,600         33,556,432
------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                            2,162,100         45,598,689
------------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR                                                2,310,700         49,610,729
------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                            1,714,400         77,508,024
------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, Sponsored ADR                            1,705,700         54,633,571
                                                                                        --------------
                                                                                           575,580,986
------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.4%
Apple Computer, Inc. 1                                                    1,132,100         67,665,617
------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                                467,500         11,865,150
------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                               5,730,400         73,349,120
------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 1                                                   966,600         30,931,200
                                                                                        --------------
                                                                                           183,811,087
------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--6.0%
eBay, Inc. 1                                                              4,515,900        148,166,679
------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                                       390,100        145,046,982
------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                            5,426,800        171,432,612
                                                                                        --------------
                                                                                           464,646,273
------------------------------------------------------------------------------------------------------
IT SERVICES--3.7%
Affiliated Computer Services, Inc., Cl. A 1                               1,851,800         92,441,856
------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                           2,929,700        133,213,459
------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                                    1,112,400         65,631,600
                                                                                        --------------
                                                                                           291,286,915
------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.0%
Advanced Micro Devices, Inc. 1                                            2,480,000         76,607,200
------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                                   2,807,950         94,936,790
------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                   1,315,700         44,404,875
------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. 1                                             790,600         37,687,902
------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                1,606,600         55,106,380
------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                   2,448,200         76,457,286
                                                                                        --------------
                                                                                           385,200,433
------------------------------------------------------------------------------------------------------
SOFTWARE--6.1%
Adobe Systems, Inc. 1                                                     2,842,768         81,388,448
------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                             1,745,200         65,392,644
------------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                                                          1,099,500         40,010,805
------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                     644,700         27,122,529
------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                            1,225,400         28,980,710
------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                           5,787,211        131,080,329
------------------------------------------------------------------------------------------------------
NAVTEQ Corp. 1                                                              676,700         28,252,225
------------------------------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                                     1,371,700         72,192,571
                                                                                        --------------
                                                                                           474,420,261


4                       |                  OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES                VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------------
MATERIALS--3.3%
--------------------------------------------------------------------------------------------------------
CHEMICALS--3.3%
Monsanto Co.                                                              1,758,900     $    148,029,024
--------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                             2,088,100          110,042,870
                                                                                        ----------------
                                                                                             258,071,894
--------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
--------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.1%
American Tower Corp. 1                                                    2,178,600           67,471,242
--------------------------------------------------------------------------------------------------------
Crown Castle International Corp. 1                                        1,017,400           32,322,798
--------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                       3,162,400           67,074,504
                                                                                          --------------
                                                                                             166,868,544
                                                                                          --------------
Total Common Stocks (Cost $6,553,875,576)                                                  7,684,676,646

                                                                          PRINCIPAL
                                                                             AMOUNT
--------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.8%
--------------------------------------------------------------------------------------------------------
Undivided interest of 15.21% in joint repurchase agreement
(Principal Amount/Value $400,157,000, with a maturity value of
$400,211,132) with Cantor Fitzgerald & Co./Cantor Fitzgerald
Securities, 4.87%, dated 5/31/06, to be repurchased at
$60,891,236 on 6/1/06, collateralized by U.S. Treasury Bonds,
6.25%-8.125%, 11/15/16-8/15/23, with a value of $408,510,581
(Cost $60,883,000)                                                   $   60,883,000           60,883,000
--------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $6,614,758,576)                              99.8%       7,745,559,646
--------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                 0.2           14,955,309
                                                                     -----------------------------------
NET ASSETS                                                                    100.0%    $  7,760,514,955
                                                                     ===================================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $6,660,384,590
                                              ===============

Gross unrealized appreciation                 $1,264,506,297
Gross unrealized depreciation                   (179,331,241)
                                              ---------------
Net unrealized appreciation                   $1,085,175,056
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued


5                       |                  OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


6                       |                  OPPENHEIMER CAPITAL APPRECIATION FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Appreciation Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 07/13/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 07/13/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 07/13/2006